Subsequent Events - Narrative (Details) - USD ($)	1 Months Ended		2 Months Ended	3 Months Ended					12 Months Ended
	Feb. 28, 2021	May 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Apr. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019	May 31, 2015
Subsequent Event [Line Items]
Warrants prior to conversion (in shares)									160,108	480,415
Total shares authorized (in shares)					120,000,000				30,000,000	120,000,000	30,000,000	30,000,000
Common stock, shares authorized (in shares)					100,000,000					100,000,000
Common stock, par value (in dollars per share)					$ 0.001				$ 0.001	$ 0.001	$ 0.001
Temporary equity, par value (in dollars per share)									$ 0.001	$ 0.001	$ 0.001
Context Therapeutics LLC
Subsequent Event [Line Items]
Ownership percentage by parent					100.00%
Senior Convertible Notes, April 2020 | Convertible Notes Payable
Subsequent Event [Line Items]
Converted principal	$ 5,700,000
Converted interest	$ 300,000
Issued to Series A Stockholders
Subsequent Event [Line Items]
Warrants prior to conversion (in shares)			97,478		184,597	97,478			19,544
Warrant exercise price (in dollars per share)			$ 7.168		$ 7.168	$ 7.168			$ 7.168
Series A Preferred Stock
Subsequent Event [Line Items]
Fair value of Series A preferred stock issued in conjunction with collaboration and licensing agreement			$ 2,800,000	$ 1,948,309	$ 5,000,000	$ 3,034,526	$ 450,000	$ 150,000	$ 950,000
Temporary equity new shares issued (in shares)			389,947	285,351	738,445	453,094	62,781	20,926	132,537
Temporary equity, shares authorized (in shares)					5,000,000					5,000,000
Temporary equity, par value (in dollars per share)					$ 0.001					$ 0.001
Series A Preferred Stock | Senior Convertible Notes, April 2020 | Convertible Notes Payable
Subsequent Event [Line Items]
Shares issued as a result of converted debt (in shares)	844,824
Undesignated Preferred Stock
Subsequent Event [Line Items]
Temporary equity, shares authorized (in shares)					10,000,000					10,000,000
Temporary equity, par value (in dollars per share)					$ 0.001					$ 0.001
Series Seed Preferred Stock
Subsequent Event [Line Items]
Fair value of Series A preferred stock issued in conjunction with collaboration and licensing agreement		$ 50,000						$ 50,000	$ 50,000
Temporary equity new shares issued (in shares)		8,771						8,771	8,771
Temporary equity, shares authorized (in shares)					5,000,000					5,000,000
Temporary equity, par value (in dollars per share)					$ 0.001					$ 0.001